                                 Filed with the Securities and Exchange Commission on November 12, 2004
Registration No. 333-08853                                                              Investment Company Act No. 811-5438
=======================================================================================================================================
                                                  SECURITIES AND EXCHANGE COMMISSION
                                                        WASHINGTON, D.C. 20549

                                                               FORM N-4
                                        Registration Statement under The Securities Act of 1933
                                                    Post-Effective Amendment No. 16
                                                                  and
                                    Registration Statement under The Investment Company Act of 1940
                                                           Amendment No. 98

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                      (Exact Name of Registrant)

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                          (Name of Depositor)

                                            ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                         (Address of Depositor's Principal Executive Offices)

                                                            (203) 926-1888
                                                    (Depositor's Telephone Number)

                                                TIMOTHY P. HARRIS, CHIEF LEGAL OFFICER
                                            One Corporate Drive, Shelton, Connecticut 06484
                                          (Name and Address of Agent for Service of Process)

                                                               Copy To:
                                                          ROBIN WAGNER, ESQ.
                                                 VICE PRESIDENT AND CORPORATE COUNSEL
                                    One Corporate Drive, Shelton, Connecticut 06484 (203) 925-7176

                                           Approximate Date of Proposed Sale to the Public:  Continuous

                           It is proposed that this filing become effective:  (check appropriate space)
                            X immediately upon filing pursuant to paragraph (b) of Rule 485 on ____________  pursuant to paragraph (b) of Rule 485
                              60 days after filing pursuant to paragraph (a) (i) of Rule 485 on ___________pursuant to paragraph (a) (i) of Rule 485
                              75 days after filing pursuant to paragraph (a) (ii) of Rule 485 on ______________pursuant to paragraph (a) (ii) of Rule 485
                           If appropriate, check the following box:
 This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

=======================================================================================================================================
                                   CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                          Proposed               Proposed
                                                          Maximum                 Maximum
                                    Amount                Offering              Aggregate               Amount of
        Title of Securities          to be                 Price                 Offering             Registration
          to be Registered        Registered              Per Unit                 Price                   Fee
---------------------------------------------------------------------------------------------------------------------------------------

   American Skandia Life Assurance
    Corporation Annuity Contracts Indefinite*            Indefinite*                                       $0
=======================================================================================================================================
                                     *Pursuant to Rule 24f-2 of the Investment Company Act of 1940
*The  Prospectus  contained  in this  Registration  Statement  also  relates to annuity  contracts  no longer  being sold but for which additional Purchase Payments are accepted and which are covered by earlier Registration Statement File Number 33-56770.
---------------------------------------------------------------------------------------------------------------------------------------
Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the
Investment Company Act of 1940.  The Rule 24f-2 Notice for Registrant's fiscal year 2003 was filed within 90 days of the close of the fiscal year.
CHC2
---------------------------------------------------------------------------------------------------------------------------------------

                                                                 Note:

Registrant is filing this Post-Effective Amendment No. 16 to the Registration Statement for the purpose of including in the
Registration Statement a Prospectus Supplement, which adds additional funds and amends certain other disclosure in the registration statement. The prospectus, statement of additional information and Part C that were filed as part of Post-Effective Amendment No. 15 filed with the SEC on April 20, 2004, are hereby incorporated by reference. Other than as set forth herein, this Post-Effective
Amendment to the Registration Statement does not amend or delete any other part of the Registration Statement.

       Supplement dated November 12, 2004 to the May, 2004 Prospectus and Statement of Additional Information

 This Supplement updates the Prospectus and Statement of Additional Information for the Advisors Choice(R)2000 variable annuity.

This  Supplement  should be read and retained with the current  Prospectus for your annuity  contract  issued by American  Skandia Life
Assurance  Corporation  ("American  Skandia").  This  Supplement is intended to update certain  information in the May, 2004 Prospectus and  Statement of  Additional  Information  for the variable  annuity you own, and is not intended to be a prospectus  or offer for any other  variable  annuity  listed here that you do not own. If you would like another copy of the current  Prospectus  or a Statement of
Additional Information, please contact American Skandia at 1-800-766-4530.

We are issuing this  supplement  to announce  four  additional  ProFund VP  portfolios  as  investment  options and certain  changes to existing ProFund VP investment options.

1.    The  underlying  Portfolios  listed below are being  offered as new  Sub-accounts  under your Annuity as of November 22, 2004. In order to reflect this change, in the section of the prospectus  entitled  "UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES",
          sub-section "ProFund VP";

          a.      The following information is added:

--------------------------------------------------------------------------------------------------------------------------------------
                                          UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
-------------------------------------------------------------------------------------------------------------------------------------
                              (as a percentage of the average net assets of the underlying Portfolios)
--------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------- ----------------- ----------------- ------------------ -------------
                                                                                                                         Total Annual
                                                                     Management          Other           12b-1 Fees       Portfolio
                      UNDERLYING PORTFOLIO                              Fees           Expenses 1                         Operating
                                                                                                                           Expenses
----------------------------------------------------------------- ----------------- ----------------- ------------------ -------------
----------------------------------------------------------------- ----------------- ----------------- ------------------ -------------
                           ProFund VP
----------------------------------------------------------------- ----------------- ----------------- ------------------ -------------
----------------------------------------------------------------- ----------------- ----------------- ------------------ -------------
VP Large-Cap Growth                                                    0.75%             0.85%              0.25%           1.85%
----------------------------------------------------------------- ----------------- ----------------- ------------------ -------------
----------------------------------------------------------------- ----------------- ----------------- ------------------ -------------
VP Large-Cap Value                                                     0.75%             0.85%              0.25%           1.85%
----------------------------------------------------------------- ----------------- ----------------- ------------------ -------------
----------------------------------------------------------------- ----------------- ----------------- ------------------ -------------
VP Short Small-Cap                                                     0.75%             1.71%              0.25%           2.71%
----------------------------------------------------------------- ----------------- ----------------- ------------------ -------------
----------------------------------------------------------------- ----------------- ----------------- ------------------ -------------
VP Short Mid-Cap                                                       0.75%             0.80%              0.25%           1.80%
----------------------------------------------------------------- ----------------- ----------------- ------------------ -------------

          b.      Footnote 14 is replaced in its entirety by the following:

14. ProFund  Advisors LLC has  contractually  agreed to waive Investment  Advisory and Management  Services Fees and to reimburse other expenses  with  respect to all of the  ProFund VP  options,  except for  ProFund VP Short  Mid-Cap  Fund,  to the extent  Total  Annual
Portfolio  Operating  Expenses,  as a percentage of average daily net assets,  exceed 1.98% (1.73% for ProFund VP U.S. Government Plus)
through  December  31,  2004.  After such date,  any of the  expense  limitations  may be  terminated  or  revised.  Amounts  waived or reimbursed in a particular  fiscal year may be repaid to ProFund  Advisors LLC within three years of the waiver or reimbursement to the extent that  recoupment  will not cause the  Portfolio's  expenses to exceed any expense  limitation in place at that time. A waiver or reimbursement  lowers the expense  ratio and increases  overall  returns to  investors.  "Other  Expenses" are estimated for ProFund VP
Large-Cap Value, ProFund VP Large-Cap Growth and ProFund VP Short Mid-Cap.

The following  underlying  Portfolios are being added to the chart in the prospectus in the section entitled  "INVESTMENT  OPTIONS/What are the Investment Objectives and Policies of the Portfolios?"

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Large-Cap Growth:  seeks daily investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the S&P  500/Barra  Growth  Index(R).  The S&P 500/Barra
    LARGE CAP       Growth Index is a market  capitalization  weighted index comprised of the stocks in the S&P 500
      GROWTH        Index that have comparatively  high  price-to-book  ratios as determined before each semiannual rebalance date.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Large-Cap Value:  seeks daily  investment  results,  before fees and expenses,  that correspond  to the daily  performance  of the S&P  500/Barra  Value  Index(R).  The S&P 500/Barra
                    Value Index is a market  capitalization  weighted index  comprised of the stocks in the S&P 500   ProFund Advisors LLC
 LARGE CAP VALUE    Index that have comparatively low price-to-book as determined before each semiannual  rebalance date.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Short Small-Cap:  seeks daily  investment  results,  before fees and expenses,  that correspond to the inverse  (opposite) of the daily  performance of the Russell 2000(R)Index.  If
                    ProFund VP Short  Small-Cap is successful in meeting its objective,  its net asset value should gain  approximately the same amount, on a percentage basis, as any decrease in the Russell 2000
                    Index when the Index  declines  on a given day.  Conversely,  its net asset  value  should lose approximately  the same amount,  on a percentage  basis,  as any increase in the Index when the
 SMALL-CAP BLEND    Index  rises on a given  day.  The  Russell  2000 Index is a measure of  small-cap  U.S.  stock   ProFund Advisors LLC
                    market  performance.  It  is  an  adjusted  market  capitalization  weighted  index  containing approximately  2000 of the smallest  companies in the Russell 3000 Index or approximately 8% of the  total  market  capitalization  of  the  Russell  3000  Index,  which  in  turn  represents approximately  98% of the investable  U.S.  equity  market.  All U.S.  companies  listed on the
                    NYSE,  AMEX or NASDAQ  meeting an initial  minimum  ($1) price are  considered  for  inclusion.
                    Reconstitution occurs annually.  Securities are not replaced if they leave the index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Short  Mid-Cap:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond  to the inverse  (opposite) of the daily  performance  of the S&P MidCap 400 Index(R).
                    If ProFund VP Short Mid-Cap is successful in meeting its objective,  its net asset value should gain  approximately  the same amount,  on a percentage basis, as any decrease in the S&P MidCap
                    400 Index when the Index declines on a given day.  Conversely,  its net asset value should lose approximately  the same amount,  on a percentage  basis,  as any increase in the Index when the
  MID-CAP BLEND     Index  rises on a given day.  The S&P MidCap 400 Index is a measure of  mid-size  company  U.S.
                    stock  market  performance.  It is a  capitalization  weighted  index  of  400  U.S.  operating companies  and REITS.  Securities  are selected for  inclusion in the index by an S&P committee through a  non-mechanical  process that  factors  criteria  such as  liquidity,  price,  market capitalization,  financial  viability,  and  public  float.  Reconstitution  occurs  both  on a quarterly and ongoing basis.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

     2.    Effective on or about December 17, 2004, Dow Jones & Company,  Inc. will implement a new method for classifying companies to be included  in certain of its  indexes.  As a result,  there will be changes to certain  ProFund VP  investment  options as  described below.

       a.  Effective on or about December 17, 2004, the index for the ProFund VP Consumer  Cyclical  Portfolio will change from the Dow
Jones U.S.  Consumer  Cyclical Sector Index to the Dow Jones U.S.  Consumer Services Index and the name of the portfolio will change to the ProFund VP Consumer  Services  Portfolio.  The index for the ProFund VP Consumer  Non-Cyclical  Portfolio  will change from the Dow
Jones U.S. Consumer  Non-Cyclical  Sector Index to the Dow Jones U.S. Consumer Goods Index and the name of the portfolio will change to the ProFund VP Consumer Goods  Portfolio.  As a result,  in the section of the prospectus  entitled  "Investment  Options/What  are the
Investment  Objectives and Policies of the  Portfolios?",  the chart  describing the investment  style and objectives of the underlying portfolios is revised as follows to reflect these changes:

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Consumer Services:  seeks daily investment results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to the  daily  performance  of the  relevant  index.  The Dow Jones  U.S.  Consumer
                    Services Index measures the  performance of the consumer  spending in the services  industry of the U.S. equity market.  Component companies include airlines,  broadcasting and entertainment, apparel  and  broadline  retailers,  food  and  drug  retailers,  media  agencies,  publishing, gambling, hotels, restaurants and bars, and travel and tourism.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Consumer  Goods:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the relevant Index.  The Dow Jones U.S.  Consumer Goods
                    Index  measures  the  performance  of the consumer  spending in the goods  industry of the U.S.
                    equity market.  Component companies include  automobiles and auto parts and tires,  brewers and distillers,  farming and fishing,  durable and  non-durable  household  product  manufacturers, cosmetic companies, food and tobacco products, clothing accessories and footware.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

       b.  In  addition,  the  changes  being  implemented  by Dow Jones & Company,  Inc.  will  result in other  changes to ProFund VP investment  options  but do not  involve  significant  changes to the index  composition  of these  portfolios.  Effective  on or about
December 17, 2004,  the names and  benchmarks of the following  ProFund VP investment  options will be changed to conform to changes in the relevant index name:

----------------------------------- --------------------------------- -------------------------------- ---------------------------------
        Current Fund Name                    New Fund Name                   Current Benchmark                  New Benchmark
                                                                                Index Name                        Index Name
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
ProFund VP Energy                   ProFund VP Oil & Gas               Dow Jones U.S. Energy Sector     Dow Jones U.S. Oil & Gas Index
                                                                                   Index
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
ProFund VP Financial                ProFund VP Financials                Dow Jones U.S. Financial      Dow Jones U.S. Financials Index
                                                                               Sector Index
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
ProFund VP Healthcare               ProFund VP Health Care               Dow Jones U.S. Healthcare     Dow Jones U.S. Health Care Index
                                                                               Sector Index
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
ProFund VP Industrial               ProFund VP Industrials               Dow Jones U.S. Industrial     Dow Jones U.S. Industrials Index
                                                                               Sector Index
----------------------------------- --------------------------------- -------------------------------- ---------------------------------

The above  ProFund VP investment  options  affected by the index changes are referred to in several  places within the  prospectus  and statement of additional  information.  The supplement is intended to amend each of such  references.  You may find further  information about these changes in the prospectus supplement for each portfolio.

                                                APPENDIX H: HYPOTHETICAL ILLUSTRATIONS

The illustrations set out in the following tables depict hypothetical values based on the following salient assumptions:

We assume that (i) the contract was issued to a male who was 60 years old on the Issue Date, (ii) he made a single Purchase Payment of $100,000 on the Issue Date, and (iii) he took no withdrawals during the time period illustrated.

To calculate the Annuity Values  illustrated on the following pages, we start with certain  hypothetical  rates of return (i.e.,  gross rates of return  equal to 10%,  6% and 0%  annually).  The  hypothetical  gross  rates of return are first  reduced  by the  arithmetic average fees of the mutual funds  underlying the variable  investment  options.  To compute the  arithmetic  average of the fees of the underlying  mutual funds, we added the investment  management fees, other expenses,  and any 12b-1 fees of each underlying  mutual fund and then divided that sum by the number of mutual fund options within the annuity  product.  In other words, we assumed  hypothetically that values are allocated  equally among the variable  investment  options.  If you  allocated  the Annuity Value  unequally  among the variable  investment  options,  that would affect the amount of mutual fund fees that you bear indirectly,  and thereby would influence the values under your annuity  contract.  Based on the fees of the  underlying  mutual funds as of December 31, 2003 (not giving effect to the expense  reimbursements  or expense  waivers that are described in the prospectus fee table),  the arithmetic  average fund fees were equal to 1.67%  annually.  If we did take  expense  reimbursements  and waivers  into  account  here,  that would have lowered the arithmetic  average,  and thereby  increased the illustrated  values.  The  hypothetical  gross rates of return are next reduced by the
Insurance Charge, the Distribution  Charge (as applicable) and the charge for the Combination 5% Roll-Up and Highest  Anniversary Value
Death Benefit.  Finally,  the Annuity Value is reduced by the Annual  Maintenance Fee and the charge for the Guaranteed  Minimum Income
Benefit.  The hypothetical  gross rates of return of 10%, 6% and 0% annually,  when reduced by the arithmetic  average mutual fund fees and the  Insurance  Charge,  the  Distribution  Charge (as  applicable)  and the  charge for the  Combination  5% Roll-up  and  Highest
Anniversary Value Death Benefit,  correspond to net annual rates of return of 6.92%,  3.03% and -2.80%,  respectively.  These net rates of return do not reflect the Annual  Maintenance  Fee or the charge for the Guaranteed  Minimum Income  Benefit.  If those charges were reflected in the  above-referenced  net returns,  then the net returns  would be lower.  An "N/A" in these columns  indicates  that the benefit cannot be exercised in that year.

The values that you actually  experience  under a contract will be different  from what is depicted here if any of the  assumptions  we make here differ from your circumstances.  We will provide you with a personalized illustration upon request.

Please see your  prospectus  for the  meaning of the terms used here and for a  description  of how the  various  illustrated  features operate.

                                              American Skandia Life Assurance Corporation
                                                    A Prudential Financial Company
                                                           1 Corporate Drive
                                                           Shelton, CT 06484

                                                            1-800-766-4530

Advisors Choice 2000
$100,000 Single contribution and no withdrawals
Male, issue age 60
Benefits:
                 Combination 5% Roll-Up and Highest Anniversary Value Death Benefit
                 Guaranteed Minimum Income Benefit

10% Assumed Rate Of Return
---------------------------------------------------
                                                  -------------------------------------------------------------------------------
      Year           Owner Age      Annuity Value Surrender Value Combination 5% Protected ValueGMIB              Projected
                                                                   Roll-up and                  Guaranteed     Contract Annual
                                                                     Highest                    Annual Payout   Annuity Payout
                                                                   Anniversary                  for Single     for Single Life
                                                                   Value Death                  Life with 10   Annuity with 10
                                                                     Benefit                    year Period      Year Period
                                                                                                Certain            Certain
---------------------------------------------------------------------------------------------------------------------------------
                1                61        106,407        106,407         106,407        105,000           N/A               N/A
                2                62        113,231        113,231         113,231        110,250           N/A               N/A
                3                63        120,501        120,501         120,501        115,763           N/A               N/A
                4                64        128,245        128,245         128,245        121,551           N/A               N/A
                5                65        136,496        136,496         136,496        127,628           N/A               N/A
                6                66        145,286        145,286         145,286        134,010           N/A               N/A
                7                67        154,652        154,652         154,652        140,710         7,323            10,233
                8                68        164,632        164,632         164,632        147,746         7,895            11,168
                9                69        175,266        175,266         175,266        155,133         8,518            12,195
               10                70        186,598        186,598         186,598        162,889         9,693            13,320
               15                75        255,479        255,479         255,479        200,000        13,631            20,751
               20                80        351,230        351,230         351,230        200,000        15,230            31,469
               25                85        485,017        485,017         485,017        200,000        17,364            48,147
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

6% Assumed Rate of Return
---------------------------------------------------
                                                  -------------------------------------------------------------------------------
      Year           Owner Age      Annuity Value Surrender Value Combination 5% Protected ValueGMIB              Projected
                                                                   Roll-up and                  Guaranteed     Contract Annual
                                                                     Highest                    Annual Payout   Annuity Payout
                                                                   Anniversary                  for Single     for Single Life
                                                                   Value Death                  Life with 10   Annuity with 10
                                                                     Benefit                    year Period      Year Period
                                                                                                Certain            Certain
---------------------------------------------------------------------------------------------------------------------------------
                1                61        102,519        102,519         105,000        105,000           N/A               N/A
                2                62        105,088        105,088         110,250        110,250           N/A               N/A
                3                63        107,709        107,709         115,763        115,763           N/A               N/A
                4                64        110,380        110,380         121,551        121,551           N/A               N/A
                5                65        113,103        113,103         127,628        127,628           N/A               N/A
                6                66        115,878        115,878         134,010        134,010           N/A               N/A
                7                67        118,703        118,703         140,710        140,710         7,323             7,854
                8                68        121,581        121,581         147,746        147,746         7,895             8,248
                9                69        124,509        124,509         155,133        155,133         8,518             8,663
               10                70        127,488        127,488         162,889        162,889         9,693             9,100
               15                75        143,147        143,147         207,893        200,000        13,631            11,627
               20                80        160,885        160,885         265,330        200,000        15,230            14,415
               25                85        181,480        181,480         265,330        200,000        17,364            18,015
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

0% Assumed Rate of Return
---------------------------------------------------
                                                  -------------------------------------------------------------------------------
      Year           Owner Age      Annuity Value Surrender Value Combination 5% Protected ValueGMIB              Projected
                                                                   Roll-up and                  Guaranteed     Contract Annual
                                                                     Highest                    Annual Payout   Annuity Payout
                                                                   Anniversary                  for Single     for Single Life
                                                                   Value Death                  Life with 10   Annuity with 10
                                                                     Benefit                    year Period      Year Period
                                                                                                Certain            Certain
---------------------------------------------------------------------------------------------------------------------------------
                1                61         96,687         96,687         105,000        105,000           N/A               N/A
                2                62         93,441         93,441         110,250        110,250           N/A               N/A
                3                63         90,259         90,259         115,763        115,763           N/A               N/A
                4                64         87,138         87,138         121,551        121,551           N/A               N/A
                5                65         84,074         84,074         127,628        127,628           N/A               N/A
                6                66         81,066         81,066         134,010        134,010           N/A               N/A
                7                67         78,108         78,108         140,710        140,710         7,323             5,168
                8                68         75,200         75,200         147,746        147,746         7,895             5,101
                9                69         72,337         72,337         155,133        155,133         8,518             5,033
               10                70         69,516         69,516         162,889        162,889         9,693             4,962
               15                75         55,954         55,954         207,893        200,000        13,631             4,545
               20                80         43,715         43,715         265,330        200,000        15,230             3,917
               25                85         33,034         33,034         265,330        200,000        17,364             3,279
---------------------------------------------------------------------------------------------------------------------------------

                                                                 Note:

Other than as set forth herein, this Post-Effective  Amendment No. 16 to the Registration  Statement does not amend or delete any other portion of Part C that was filed with the SEC on April 20, 2004 as part of Post-Effective Amendment No. 15.

                                                                PART C

                                                           OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(b)   Exhibits are attached as indicated.

     (15)
(a)   Powers of Attorney for James J. Avery, Director, Richard J. Carbone, Director, Helen M. Galt, Director, Ronald P.
              Joelson, Director, Andrew J. Mako, Director and David R. Odenath, Chief Executive Officer, President and Director filed with Post-Effective Amendment No. 5 to Registration Statement No. 333-96577.
(b)   Powers of Attorney for Directors C. Edward Chaplin and Bernard J. Jacob filed with Initial Registration Statement No. 333-117052.
(c)   Powers of Attorney for Michael Bohm,  Executive Vice President and Chief Financial  Officer filed with  Post-Effective  Amendment
              No. 6 to Registration Statement 333-96577.

                                                              SIGNATURES

      As required by the  Securities Act of 1933 and the  Investment  Company Act of 1940,  the Registrant  certifies that it meets the requirements  of Securities  Act Rule 485(b) for  effectiveness  of the  Registration  Statement and has duly caused this  Registration
Statement to be signed on its behalf, in the Town of Shelton and State of Connecticut, on this 12th day of November, 2004.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                              Registrant

                                            By: American Skandia Life Assurance Corporation

By:  /s/Robin Wagner
        Robin Wagner, Vice President, Corporate Counsel

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                               Depositor

By:  /s/Robin Wagner
        Robin Wagner, Vice President, Corporate Counsel

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following persons in the capacities and on the date indicated.

              Signature                            Title                                       Date
                                           (Principal Executive Officer)

          David R. Odenath*        Chief Executive Officer and President                 November 12, 2004
          David R. Odenath

                                     (Principal Financial Officer and Principal Accounting Officer)

        Michael Bohm*               Executive Vice President and                        November 12, 2004
         Michael Bohm               Chief Financial Officer

                                                          (Board of Directors)

      James Avery*Richard Carbone*              Helen Galt*
      James AveryRichard Carbone                Helen Galt

           Ronald Joelson*                   David R. Odenath*                            Andrew J. Mako*
           Ronald Joelson                    David R. Odenath                            Andrew J. Mako

           C. Edward Chaplin*              Bernard J. Jacob*
           C. Edward Chaplin               Bernard J. Jacob

                                    By:  /s/Robin Wagner
                                               Robin Wagner

                         *Executed by Robin Wagner on behalf of those indicated pursuant to Power of Attorney